Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of types of stock-based compensation plans	3
Stock-based compensation plan, shares of common stock to be issued or transferred upon exercise of each of the stock acquisition rights	1,000
Stock-based compensation plan, exercise price per share	¥ 1
Stock-based compensation plan, contractual term (in years)	20 years
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, exercise price per share	¥ 1
Stock-based compensation plan, weighted-average grant-date fair value	¥ 113,250	¥ 91,840	¥ 119,520
Stock-based compensation plan, compensation cost recognized in income	¥ 1,333	¥ 788	¥ 814
Mizuho Trust & Banking Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, weighted-average grant-date fair value			¥ 70,030
Stock-based compensation plan, compensation cost recognized in income			181
Mizuho Securities Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, weighted-average grant-date fair value			¥ 190,280
Stock-based compensation plan, compensation cost recognized in income			¥ 373